Summary of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Carrying amount and classification of the assets and liabilities of the Company’s VIE
Total assets	$ 230,000	$ 257,000
Total liabilities	$ 185,000	$ 190,000